UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2008 (Unaudited)

DWS LifeCompass 2020 Fund

	Shares	Value ($)

Equity Funds 71.5%
DWS Blue Chip Fund "Institutional"	164,187	2,975,077
DWS Capital Growth Fund "Institutional"	32,340	1,836,269
DWS Commodity Securities Fund "Institutional"	166,072	3,039,121
DWS Communications Fund "Institutional"	46,190	938,579
DWS Disciplined Long/Short Value Fund "Institutional"	258,893	2,431,005
DWS Dreman Concentrated Value Fund "Institutional"	54,886	570,270
DWS Dreman High Return Equity Fund "Institutional"	60,809	2,572,215
DWS Dreman Mid Cap Value Fund "Institutional"	118,977	1,376,569
DWS Dreman Small Cap Value Fund "Institutional"	36,644	1,295,376
DWS Emerging Markets Equity Fund "Institutional"	123,448	2,928,191
DWS Equity 500 Index Portfolio "Institutional"	408,065	64,849,734
DWS Equity Partners Fund "Institutional"	425,089	10,210,645
DWS Europe Equity Fund "Institutional"	437,452	15,000,222

DWS Global Thematic Fund "S"	250,952	7,054,266
DWS Gold & Precious Metals Fund "Institutional"	31,293	717,555
DWS Growth & Income Fund "Institutional"	663,608	11,573,316
DWS Health Care Fund "Institutional"	108,741	2,726,142
DWS International Fund "Institutional"	51,219	3,522,839
DWS International Select Equity Fund "Institutional"	530,298	5,541,611
DWS International Value Opportunities Fund "Institutional"	238,569	3,060,842
DWS Japan Equity Fund "S"	8,869	108,558
DWS Large Cap Value Fund "Institutional"	1,181,954	24,939,238
DWS Large Company Growth Fund "Institutional"	341,817	10,486,950
DWS Micro Cap Fund "Institutional"	17,899	292,285
DWS RREEF Global Real Estate Securities Fund "Institutional"	195,356	1,977,005
DWS RREEF Real Estate Securities Fund "Institutional"	64,641	1,316,730
DWS Small Cap Core Fund "S"	722,351	13,016,759
DWS Small Cap Growth Fund "Institutional"	82,817	1,906,455
DWS Small Cap Value Fund "S"	266,844	4,589,722
DWS Technology Fund "Institutional"	247,848	3,226,986

Total Equity Funds (Cost $199,972,288)		206,080,532
Fixed Income – Bond Funds 28.2%
DWS Core Fixed Income Fund "Institutional"	6,416,681	66,412,647
DWS Core Plus Income Fund "Institutional"	1,920	23,253
DWS Emerging Markets Fixed Income "Institutional"	10,472	125,771
DWS Floating Rate Plus Fund "Institutional"	546,829	4,998,019
DWS GNMA Fund "S"	1,142	16,875
DWS High Income Fund "Institutional"	641,933	3,158,308
DWS High Income Plus Fund "Institutional"	1,082	7,618
DWS Inflation Protected Plus Fund "Institutional"	632,286	6,550,485

Total Fixed Income – Bond Funds (Cost $83,222,534)		81,292,976
Fixed Income - Money Market Funds 0.4%
Cash Management QP Trust	1,147,979	1,147,979
DWS Money Market Prime Series	8,639	8,639
DWS Money Market Series "Institutional"	25,754	25,754

Total Fixed Income - Money Market Funds (Cost $1,182,372)		1,182,372
Exchange Traded Fund 0.0%
iShares MSCI Canada Index Fund (Cost $74,807)	2,311	80,908
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $284,452,001) †	100.1	288,636,788
Other Assets and Liabilities, Net	(0.1)	(254,282)

Net Assets	100.0	288,382,506

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $285,246,346. At May 31, 2008, net unrealized appreciation for all securities based on tax cost was $3,390,442. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,655,332 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,264,890.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 21, 2008